UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2009
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harvey Partners, LLC
Address:  	900 Third Avenue
                2nd Floor
                New York, NY 10022

Form 13F File Number:   28-12901
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey C. Moskowitz
Title:    Managing Member
Phone:    (212) 389-8760

Signature, Place, and Date of Signing:

 /S/ Jeffrey C. Moskowitz                      New York, NY           2/12/10
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                          -----------------
Form 13F Information Table Entry Total:           61
                                          -----------------
Form 13F Information Table Value Total:   $     160,061
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                              Harvey Partners, LLC
                                   FORM 13F
                              AS OF DATE: 12/31/09

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR METHODS CORP               COM PAR $.06     009128307     3564   106000 SH       SOLE                   106000        0        0
AMERIGON INC                   COM              03070L300       98    12318 SH       SOLE                    12318        0        0
ANADIGICS INC                  COM              032515108     3460   820000 SH       SOLE                   820000        0        0
ARBITRON INC                   COM              03875Q108     2259    96470 SH       SOLE                    96470        0        0
ASHLAND INC. NEW               COM              044209104     1737    43850 SH       SOLE                    43850        0        0
ASTEC INDS INC                 COM              046224101     3368   125000 SH       SOLE                   125000        0        0
C & D TECHNOLOGIES INC         COM              124661109      870   560980 SH       SOLE                   560980        0        0
CALAMP CORP                    COM              128126109     2500   909091 SH       SOLE                   909091        0        0
CALIFORNIA MICRO DEVICES COR   COM              130439102     3956   840000 SH       SOLE                   840000        0        0
CHART INDS INC                 COM PAR $.01     16115Q308     2362   143000 SH       SOLE                   143000        0        0
CLIFFS NATURAL RESOURCES INC   COM              18683K101     4719   102384 SH       SOLE                   102384        0        0
DANA HOLDING CORP              COM              235825205     2764   255000 SH       SOLE                   255000        0        0
DANA HOLDING CORP              COM              235825205       60      544 SH  CALL SOLE                      544        0        0
DIVX INC                       COM              255413106      970   172000 SH       SOLE                   172000        0        0
DOMTAR CORP                    COM NEW          257559203     3654    65950 SH       SOLE                    65950        0        0
ENPRO INDS INC                 COM              29355X107     3437   130133 SH       SOLE                   130133        0        0
ENTEGRIS INC                   COM              29362U104     6336  1200000 SH       SOLE                  1200000        0        0
FARO TECHNOLOGIES INC          COM              311642102       61      475 SH  PUT  SOLE                      475        0        0
GLOBALOPTIONS GROUP INC        COM NEW          37946D209     1123   680790 SH       SOLE                   680790        0        0
GRAFTECH INTL LTD              COM              384313102     4097   263500 SH       SOLE                   263500        0        0
HOME BANCSHARES INC            COM              436893200     1071    44500 SH       SOLE                    44500        0        0
ICO INC NEW                    COM              449293109     8789  1202323 SH       SOLE                  1202323        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655      399     2000 SH  PUT  SOLE                     2000        0        0
ITERIS INC                     COM              46564T107     1397   931000 SH       SOLE                   931000        0        0
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108     1334    98000 SH       SOLE                    98000        0        0
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108      414     1200 SH  CALL SOLE                     1200        0        0
LATTICE SEMICONDUCTOR CORP     COM              518415104     4307  1595000 SH       SOLE                  1595000        0        0
LSI CORPORATION                COM              502161102     3546   590000 SH       SOLE                   590000        0        0
MAGMA DESIGN AUTOMATION        COM              559181102      583   252500 SH       SOLE                   252500        0        0
MATTSON TECHNOLOGY INC         COM              577223100     3392   950000 SH       SOLE                   950000        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     3740   128760 SH       SOLE                   128760        0        0
MICROSOFT CORP                 COM              594918104     3231   106000 SH       SOLE                   106000        0        0
MINDSPEED TECHNOLOGIES INC     COM NEW          602682205     4784  1020000 SH       SOLE                  1020000        0        0
OIL DRI CORP AMER              COM              677864100     2069   133500 SH       SOLE                   133500        0        0
ORCHIDS PAPER PRODS CO DEL     COM              68572N104      635    31694 SH       SOLE                    31694        0        0
ORION MARINE GROUP INC         COM              68628V308     1042    49500 SH       SOLE                    49500        0        0
QUANTUM CORP                   COM DSSG         747906204     4014  1370000 SH       SOLE                  1370000        0        0
RADIAN GROUP INC               COM              750236101     1282   175400 SH       SOLE                   175400        0        0
RESEARCH IN MOTION LTD         COM              760975102     3478    51500 SH       SOLE                    51500        0        0
ROGERS CORP                    COM              775133101     4062   134000 SH       SOLE                   134000        0        0
SANMINA SCI CORP               COM NEW          800907206     2013   182500 SH       SOLE                   182500        0        0
SCHIFF NUTRITION INTL INC      COM              806693107     4360   557500 SH       SOLE                   557500        0        0
SCHULMAN A INC                 COM              808194104      257    12716 SH       SOLE                    12716        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104     9061   498122 SH       SOLE                   498122        0        0
SILICON IMAGE INC              COM              82705T102     4180  1620000 SH       SOLE                  1620000        0        0
SOLUTIA INC                    COM NEW          834376501     3505   276000 SH       SOLE                   276000        0        0
SONOCO PRODS CO                COM              835495102     3261   111500 SH       SOLE                   111500        0        0
STERLING CONSTRUCTION CO INC   COM              859241101      603    31500 SH       SOLE                    31500        0        0
SUNCOR ENERGY INC NEW          COM              867224107     2860    81000 SH       SOLE                    81000        0        0
SUNOCO INC                     COM              86764P109     4829   185000 SH       SOLE                   185000        0        0
SUNOCO INC                     COM              86764P109      565     3000 SH CALL  SOLE                     3000        0        0
SUPERIOR INDS INTL INC         COM              868168105      670    43762 SH       SOLE                    43762        0        0
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     1558   155000 SH       SOLE                   155000        0        0
THOMAS & BETTS CORP            COM              884315102     1527    42660 SH       SOLE                    42660        0        0
TRIDENT MICROSYSTEMS INC       COM              895919108      351   188848 SH       SOLE                   188848        0        0
ULTRA CLEAN HLDGS INC          COM              90385V107     3495   500000 SH       SOLE                   500000        0        0
ULTRALIFE CORP                 COM              903899102      788   182500 SH       SOLE                   182500        0        0
URBAN OUTFITTERS INC           COM              917047102     2685    76738 SH       SOLE                    76738        0        0
WOODWARD GOVERNOR CO           COM              980745103     1830    71000 SH       SOLE                    71000        0        0
WORLD WRESTLING ENTMT INC      CL A             98156Q108     2001   130500 SH       SOLE                   130500        0        0
ZILOG INC                      COM PAR $0.01    989524301     4698  1327133 SH       SOLE                  1327133        0        0
